RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

Loans to directors, executive officers, principal stockholders of Bancorp and their affiliates are subject to regulatory limitations. In the opinion of management, related party loans and deposits are transacted as part of Bancorp’s normal course of business, and are not subject to preferential terms or conditions.  At December 31, 2011 and 2010, loans outstanding to directors and executive officers were $11.2 million and $11.6 million, respectively.  During 2011, advances or new loans totaled $9.1 million and repayments totaled $9.5 million.  During 2011 and 2010, there were no loans to related parties that were considered to be classified or impaired. Deposits from related parties totaled $11.4 million and $17.3 million at December 31, 2011 and 2010, respectively.